Average Annual Total Returns (Capital Appreciation Trust)	12 Months Ended
May 01, 2011
Russell 1000 Growth Index
Average Annual Total Returns
One Year	16.71%
Five Year	3.75%
Ten Year	0.02%
Series I, Capital Appreciation Trust
Average Annual Total Returns
One Year	11.83%
Five Year	2.66%
Ten Year	0.41%
Date of Inception	Nov. 01, 2000
Series II, Capital Appreciation Trust
Average Annual Total Returns
One Year	11.58%
Five Year	2.45%
Ten Year	0.24%
Date of Inception	Jan. 28, 2002
Series NAV, Capital Appreciation Trust
Average Annual Total Returns
One Year	11.88%
Five Year	2.71%
Ten Year	0.44%
Date of Inception	Feb. 28, 2005